Trade receivables (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,937	$ 7,423
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,937	7,423
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	4,335	3,698
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,273	1,144
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	536	470
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	347	212
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	290	172
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	230	191
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	188	130
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	74	54
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	62	50
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,602	$ 1,302